Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments
As of December 31, 2018 and 2019, the Company held equity investments in several privately-held companies with the carrying value as follows:

	Percentage of Ownership		D ecember 3 1
	2018	2019	2018	2019
			US$	US$
Cost less impairment method:
Cashido Corp. (Cashido)	1.8%	0.6%	—	—
Vastview Technology, Corp. (Vastview)	2.9%	2.9%	—	—
Deep Vision, Inc (Deep Vision)	14.8%	14.8%	3,000	3,000
Equity method:
ProGrade Digital, Inc. (ProGrade)	49.0%	—	1,242	—

			4,242	3,000